Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Warrant Activity [Table Text Block]

There was no warrant activity prior to August 1, 2012. A summary of the Company’s warrant activity between August 1, 2012 and December 31, 2012 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Outstanding at August 1, 2012	-	$-
Granted	363,000	0.50
Exercised	-	-
Forfeited/expired	-	-
Outstanding at December 31, 2012	363,000	$0.50

Schedule Of Stockholders Equity Note Warrants [Table Text Block]

The following table summarizes the exercise price, number of warrants, weighted average exercise price and the weighted average remaining life (in years) of all warrants outstanding as of December 31, 2012:

			Weighted Average
Exercise	Number of	Weighted Average	Remaining Life
Price	Warrants	Exercise Price	(years)
$0.50	363,000	$0.50	.76